Sep. 30, 2016
RBC BlueBay Global High Yield Bond Fund

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Global High Yield Bond Fund

(All Share Classes)

Supplement dated September 1, 2017 to the RBC BlueBay Funds’ Prospectus and Statement of Additional Information dated January 27, 2017 (as may be supplemented from time to time)

IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT POLICIES AND STRATEGIES

Effective November 1, 2017, the name of the RBC BlueBay Emerging Market Select Bond Fund will be “RBC BlueBay Emerging Market Debt Fund” and the name of the RBC BlueBay Global High Yield Bond Fund will be “RBC BlueBay High Yield Bond Fund.” As a result of the name change, the RBC BlueBay Global High Yield Bond Fund will also change its non-fundamental policy from:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in global fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return.

to read as follows:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return.

At the same time, the RBC BlueBay Global High Yield Bond Fund’s principal investment strategies will be replaced by the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities.

Non-investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized rating agency, or unrated securities deemed comparable by the Fund. The Fund will normally invest at least 70% of the Fund’s assets in security holdings issued by U.S.-domiciled entities.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund.

The Sub-Advisor takes environmental, social and governance (“ESG”) factors into account in making investment decisions.

In addition, the RBC BlueBay Emerging Market Select Bond Fund’s principal investment strategies will be replaced by the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return.

The Fund will primarily invest in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer is headquartered in the emerging market country, 100% of the issuer’s assets are within the economies of emerging market countries, or the issuer is 100% secured by assets within the economies of emerging market countries. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging market countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest in a portfolio of fixed income securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds)) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries. The Fund may invest in securities of any market capitalization and may from time to time invest a significant amount of its assets in fixed income securities issued by smaller companies. The Fund’s investments may be of any maturity.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund.

The Fund may invest in sovereign debt securities which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries, both through its investments in such countries as well as through currency derivatives. The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Fund in relation to the relevant instruments. In making this selection, the Fund will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments. There is no limit on the number of countries in which the Fund may invest and the Fund may invest in a number of different countries at any time.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund engages in active and frequent trading of its portfolio securities, which results in high portfolio turnover.

Corresponding changes will also be made to the “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks” section of the Prospectus for each Fund.

Also effective on November 1, 2017, Nick Shearn will no longer serve as co-portfolio manager of the RBC BlueBay Emerging Market Select Bond Fund and Polina Kurdyavko will assume his role of co-portfolio manager of the Fund.

Effective November 1, 2017, the portfolio manager information in the section titled “Portfolio Managers” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	David Dowsett, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

•	Polina Kurdyavko, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2017.

Effective November 1, 2017, the reference to Nick Shearn with respect to the Fund in the section titled “Portfolio Managers“ in the Management section of the Prospectus is hereby deleted in its entirety and replaced with the following:

RBC BlueBay Emerging Market Debt Fund
David Dowsett	Senior Portfolio Manager	2011	22	BA (Hons) Politics and Economics, IMC	BlueBay Asset Management LLP (2002 to present)

Polina Kurdyavko	Senior Portfolio Manager	2017	16	MSc (Hons) Finance	BlueBay Asset Management LLP (2005 to present)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE